RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$5,815,204	$(117,270)	$508,571

Operating limited partnership rents received in advance	56,810	4,384	(651)

Accrued fund management fees not deducted (deducted) for tax purposes	(5,043,215)	94,556	(660,687)

Other	10,744,835	525,300	910,445

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,735,602)	(593,055)	(836,199)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(608,158)	(107,871)	(125,290)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,286,063)	(64,737)	(807,893)

Income (loss) for tax return purposes, year ended December 31, 2013	$3,943,811	$(258,693)	$(1,011,704)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$5,558,239	$(21,394)	$(112,942)

Operating limited partnership rents received in advance	38,260	14,572	245

Accrued fund management fees not deducted (deducted) for tax purposes	(4,622,115)	145,031	-

Other	7,186,693	1,990,281	132,116

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(505,941)	(574,802)	(225,605)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(91,310)	(152,633)	(131,054)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,492,432)	(907,135)	(13,866)

Income (loss) for tax return purposes, year ended December 31, 2013	$5,071,394	$493,920	$(351,106)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$1,623,764	$(152,736)	$(165,922)

Operating limited partnership rents received in advance	(9,091)	(5,565)	(3,597)

Accrued fund management fees not deducted (deducted) for tax purposes	(518,358)	138,069	134,907

Other	9,322,887	2,342,530	2,209,778

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,962,809)	(547,085)	(833,896)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,097,632)	(170,171)	(280,469)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,864,492)	(385,534)	(254,564)

Income (loss) for tax return purposes, year ended December 31, 2012	$4,494,269	$1,219,508	$806,237

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$85,976	$681,398	$1,175,048

Operating limited partnership rents received in advance	526	(212)	(243)

Accrued fund management fees not deducted (deducted) for tax purposes	(172,093)	(619,241)	-

Other	(9,062)	3,787,299	992,342

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(717,911)	(537,292)	(326,625)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(275,264)	(224,315)	(147,413)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,417)	(17,298)	(1,203,679)

Income (loss) for tax return purposes, year ended December 31, 2012	$(1,091,245)	$3,070,339	$489,430

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2013	$(36,250,730)	$(8,528,309)	$(12,305,968)

Estimated share of loss for the three months ended March 31, 2014	(661,736)	(99,993)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	32,676,601	7,704,240	9,746,456

Impairment loss in investment in operating limited partnerships	(7,980,878)	(767,819)	(1,489,694)

Historic tax credits	5,325,806	-	1,844,836

Other	6,890,937	1,691,881	2,204,370

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2013	$(6,703,522)	$(6,559,360)	$(2,153,571)

Estimated share of loss for the three months ended March 31, 2014	(268,254)	(274,653)	(18,836)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,255,229	6,299,282	3,671,394

Impairment loss in investment in operating limited partnerships	(1,566,308)	(2,656,687)	(1,500,370)

Historic tax credits	1,100,310	2,062,333	318,327

Other	2,182,545	1,129,085	(316,944)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2012	$(37,176,555)	$(8,336,321)	$(11,498,827)

Estimated share of loss for the three months ended March 31, 2013	(883,274)	(111,396)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	35,033,727	7,552,909	9,782,878

Impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Historic tax credits	5,325,806	-	1,844,836

Other	10,576,858	1,659,644	2,383,534

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2012	$(7,623,374)	$(7,788,760)	$(1,929,273)

Estimated share of loss for the three months ended March 31, 2013	(418,588)	(309,042)	(44,248)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,473,233	6,478,163	3,746,544

Impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Historic tax credits	1,100,310	2,062,333	318,327

Other	2,757,265	3,730,212	46,203

Investments in operating limited partnerships - as reported	$-	$-	$-